Compensation Plans (Amounts Recognized For Share-Based Payment Transactions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Costs Recorded for Cash-Settled Transactions	$ (29)	$ 25	$ 63
Compensation Costs Recorded for Equity-Settled Transactions		(2)	3
Total Compensation Costs	(29)	23	66
Less: Total Compensation Costs Capitalized	10	(6)	(22)
Total Compensation Expense	(19)	17	44
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense	(12)	5	26
Operating Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense	$ (7)	$ 12	$ 18